CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	[2]	$ 1,782	[1],[3],[4]	$ (100)	[3]	$ 263
Other comprehensive loss, net of taxes:
Foreign currency translation adjustments, net of tax expense of $75, $5 and $4		197		(75)		(83)
Cash flow hedges adjustment, net of tax (benefit) expense of $(3), $12 and $0		(11)		21		1
Available-for-sale securities, net of tax expense of $2, $0 and $0		9		0		0
Pension and other post-retirement benefit plans, net of tax:
Prior service credit, net of tax expense of $8, $0 and $1		38		0		2
Amortization of transition obligation, net of tax expense of $0, $0, and $0		1		1		0
Amortization of prior service cost, net of tax benefit of $4, $5 and $10		(14)		(12)		(20)
Foreign currency exchange loss, net of tax benefit of $0, $1 and $0		0		(2)		(1)
Pension and other post-retirement benefit plans, net of tax		25		(13)		(19)
Other comprehensive income (loss), net of taxes		220		(67)		(101)
Comprehensive income (loss)		2,002		(167)		162
Less: comprehensive income attributable to non-controlling interest		31		7		12
Comprehensive income (loss) attributable to DXC common stockholders		$ 1,971		$ (174)		$ 150

[1]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[2]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[3]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.
[4]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.